Shareholders’ Equity - Schedule of Share-Based Compensation the Company Recognized for Share-Based Payments (Details) - Employees and Non Employees [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share-Based Compensation the Company Recognized for Share-Based Payments [Line Items]
Share based compensation	$ 1,373	$ 869	$ 1,310
Cost of revenues [Member]
Schedule of Share-Based Compensation the Company Recognized for Share-Based Payments [Line Items]
Share based compensation	98	84	79
Sales and marketing [Member]
Schedule of Share-Based Compensation the Company Recognized for Share-Based Payments [Line Items]
Share based compensation	192	146	167
Research and development [Member]
Schedule of Share-Based Compensation the Company Recognized for Share-Based Payments [Line Items]
Share based compensation	342	335	513
General and administrative [Member]
Schedule of Share-Based Compensation the Company Recognized for Share-Based Payments [Line Items]
Share based compensation	$ 741	$ 304	$ 551